Notes and Other Debts Payable, net (Details 1) $ in Thousands	Dec. 31, 2020 USD ($)
Entity Listings [Line Items]
2021	$ 19,542
2022	91,247
2023	20,583
2024	140,188
2025	699
Thereafter	0
Landsea Homes [Member]
Entity Listings [Line Items]
Long-term Debt	$ 272,259